Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due from related parties (current)	$ 16,914	$ 6,674
Due to related parties (current)	(72)	(5,033)
Due to related parties (non-current)	(71,631)	(116,617)
Advances for vessels under construction and related costs	31,898	0
Accrued liabilities	(4,758)	(3,709)
Related parties
Due from related parties (current)	16,914	6,674
Due to related parties (current)	(72)	(5,033)
Due to related parties (non-current)	(71,631)	(116,617)
Advances for vessels under construction and related costs	1,004	0
Accrued liabilities	$ (350)	$ (1,082)